Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40692
Entity Registrant Name	Riskified Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	220 5th Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Entity Address, Country	US
Title of 12(b) Security	Class A ordinary shares, no par value
Trading Symbol	RSKD
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001851112
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	104,034,048
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	44,118,455
Business Contact
Document Information [Line Items]
Contact Personnel Name	Eido Gal
Entity Address, Address Line One	220 5th Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Entity Address, Country	US
Contact Personnel Email Address	ir@riskified.com